LEASE OBLIGATIONS	12 Months Ended
Dec. 31, 2023
Presentation of leases for lessee [abstract]
LEASE OBLIGATIONS

10.	LEASE OBLIGATIONS

As at December 31, 2023, the Trust had leases for the use of office space, office and other equipment, and ground leases for the land upon which four income-producing properties in Europe and Canada are situated. The Trust recognized these leases as right-of-use assets and recorded related lease liability obligations.

The present value of future minimum lease payments relating to the right-of-use assets as at December 31, 2023 in aggregate for the next five years and thereafter are as follows:

2024	$765
2025	765
2026	764
2027	472
2028	256
2029 and thereafter	30,159
$33,181
During the year ended December 31, 2023, the Trust recognized $1.6 million (2022 — $1.5 million) of interest expense related to lease obligations (note 14(d)).